9. STOCK OPTION PLANS	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
STOCK OPTION PLANS

During Fiscal 2005, the Company established, and the stockholders approved, an Employee Benefit and Consulting Services Compensation Plan (the "2005 Plan") for the granting of up to 2,000,000 non-statutory and incentive stock options and stock awards to directors, officers, consultants and key employees of the Company. On June 9, 2005, the Board of Directors amended the Plan to increase the number of stock options and awards to be granted under the Plan to 4,000,000. During Fiscal 2009, the Company established a plan of long-term stock-based compensation incentives for selected Eligible Participants of the Company covering 4,000,000 shares. This plan was adopted by the Board of Directors and approved by stockholders in October 2009 and shall be known as the 2009 Employee Benefit and Consulting Services Compensation Plan (the "2009 Plan"). In September 2013, the Company’s stockholders approved an increase in the number of shares covered by the 2009 Plan to 10,000,000. (The 2005 and 2009 Plans are collectively referred to as the “Plans” and the Company has a combined 14,000,000 shares available for issuance under the Plans.)

All stock options under the Plans are granted at or above the fair market value of the common stock at the grant date. Employee and non-employee stock options vest over varying periods and generally expire either 5 or 10 years from the grant date. The fair value of options at the date of grant was estimated using the Black-Scholes option pricing model. For option grants, the Company will take into consideration payments subject to the provisions of ASC 718 "Stock Compensation", previously Revised SFAS No. 123 "Share-Based Payment" ( "SFAS 123 (R)"). The fair values of these restricted stock awards are equal to the market value of the Company's stock on the date of grant, after taking into certain discounts. The expected volatility is based upon historical volatility of our stock and other contributing factors. The expected term is based upon observation of actual time elapsed between date of grant and exercise of options for all employees. Previously, such assumptions were determined based on historical data.

The weighted average assumptions made in calculating the fair values of options granted during the years ended December 31, 2013 and 2012 are as follows:

	Years Ended December 31,
	2013	2012

Expected volatility	134.99%	303.1%
Expected dividend yield	–	–
Risk-free interest rate	2.7%	1.06%
Expected term (in years)	5.45	6.65

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Share	Price	Term	Value

Outstanding, January 1, 2013	4,575,000	$.76	4.36	27,000
Granted	2,470,000	$.38	6.44
Exercised	–	–
Cancelled / Expired	–	–

Outstanding, December 31, 2013	7,045,000	$.49	4.52	314,750

Options exercisable, December 31, 2013	7,045,000	$.49	4.52	–

The weighted-average grant-date fair value of options granted during the years ended December 31, 2013 and 2012 was $.41 and $0.54, respectively.

The aggregate intrinsic value of options outstanding and options exercisable at December 31, 2013 is calculated as the difference between the exercise price of the underlying options and the market price of the Company's common stock for the shares that had exercise prices, that were lower than the $.47 closing price of the Company's common stock on December 31, 2013.

As of December 31, 2013, the fair value of unamortized compensation cost related to unvested stock option awards was zero.

The option information provided above includes options granted outside of the Plans, which total 1,600,000 as of December 31, 2013.

The weighted average assumptions made in calculating the fair value of warrants granted during the years ended December 31, 2013 and 2012 are as follows:

	Years Ended
	2013	2012

Expected volatility	70.66%	52.88%
Expected dividend yield	–	–
Risk-free interest rate	.88%	.3%
Expected term (in years)	4.44	3.5

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Share	Price	Term	Value
Outstanding, January 1, 2013	14,319,532	$.55	1.56	0
Granted	11,172,508	$.51	3.98
Exercised	–	–
Cancelled/Expired	(5,851,665)	–
Outstanding, December 31, 2013	19,640,375	$.56	2.88	209,500

Warrants exercisable, December 31, 2013	19,640,375	$.56	2.88	209,500